RETIREMENT PLANS AND POSTRETIREMENT BENEFIT PLANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefits Paid	$ 177,000	$ 167,000	$ 232,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	22,500
Defined Contribution Plan, Administrative Expenses	474,000	582,000	651,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.50%	4.50%
Description of Defined Contribution Pension and Other Postretirement Plans	Bank contributes an amount equal to four percent of the employees base salary to the 401(k) plan for all eligible employees who contribute at least 5% of their salary. In addition, an employee may contribute from 1 to 75 percent of his or her base salary, up to a maximum of $22,500 in 2012. In 2012 the Bank made a matching contribution of 100% on the first three percent of employee deferrals and 50% on the next two percent of deferrals. The Bank did not match employees elective contributions in 2011 or in the last three quarters of 2010. The Bank matched 25% of the first eight percent contributed by the employee in the first quarter of 2010.
Percentage Of Banks Expenses	200.00%
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Number of Employees Covered	7
Retired Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Number of Employees Covered	5
Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Number of Employees Covered	14
Retired Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Number of Employees Covered	8
For Director Service Of Less Than 3 Years [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefits Paid	500,000
For Director Service Up To 5 Years [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefits Paid	600,000
For Director Service Up To 10 Years [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefits Paid	750,000
For Director Service Of 10 Years Or More [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefits Paid	$ 1,000,000